Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 33 — SUBSEQUENT EVENTS

We have evaluated subsequent events for recognition and disclosure through April 8, 2026, the date our consolidated financial statements were issued.

Share-Awards

In 2026, we granted 1,010,000 RSAs to certain employees with an aggregate grant date fair value of $5,656,000. The following summarizes the vesting of the RSAs granted:

(i)	210,000 immediately vested,

(ii)	800,000 vest in three installments with the first installment vested immediately at the grant date and the second and third installments vesting on second and third anniversary of the vesting commencement date.

In 2026, we granted 3,457,315 RSUs to certain employees with an aggregate grant date fair value of $19,486,640. The following summarizes the vesting of the RSUs granted:

(i)	57,915 immediately vested;

(ii)	89,600 vest in three installments: 50% on the second anniversary of the vesting commencement date and 25% on each of the third and fourth anniversary of the vesting commencement date; and

(iii)	3,309,800 vest in three installments, with the first installment vested immediately at the grant date and the second and third installments vesting on second and third anniversary of the vesting commencement date.

In 2026, we granted 371,600 options to certain employees with an aggregate grant date fair value of $2,030,095 that vest 50% on the second anniversary of the vesting commencement date and 25% on each of the third and fourth anniversary of the vesting commencement date.

On February 24, 2026, we granted the following RSUs to our Chief Executive Officer.

●	5,433,243 RSUs with an aggregate fair value of $30,426,161. Each RSU represents the right to one Class B ordinary share. This share-award contains a service vesting condition and vests in thirty-six equal installments with the first installment immediately vested at date of grant and each subsequent installment vests each month-end thereafter.

●	10,866,488 RSUs with an aggregate fair value of $45,666,416. Each RSU represents the right to one Class B ordinary share. This share-award contains a market-based vesting condition, and any unvested RSUs will be forfeited on February 24, 2031. One-fourth of the share award will vest on the first day following the grant date in which the volume-weighted average price of our Class A ordinary shares for the last sixty trading days (“Benchmark Value”) is at least $15; and, thereafter, the remaining share awards will vest in equal installments when the Benchmark Value reaches at least $20, $25, and $30, respectively.

Revolving Credit Agreement

On February 20, 2026, our Syndicated Loan was renewed and the aggregate principal that may be borrowed was increased to $200,000,000. The minimum tangible net worth and minimum excess net capital financial covenants were increased to $160,000,000 and $120,000,000, respectively. The Syndicated Loan matures on February 19, 2027.

Termination of Standby Equity Purchase Agreement

Effective April 6, 2026, we terminated the SEPA. At the time of the termination, there were no outstanding advance notices, no shares to be issued, and no amount owed by either party under the SEPA.